SELECTED STATEMENTS OF PROFIT OR LOSS DATA	12 Months Ended
Dec. 31, 2024
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
SELECTED STATEMENTS OF PROFIT OR LOSS DATA

NOTE 20: — SELECTED STATEMENTS OF PROFIT OR LOSS DATA

a.	Cost of revenue:

	Year ended December 31,
	2024	2023	2022
Labor	$3,932	$4,145	$4,163
Credit card fees	1,079	1,045	1,209
Servers	1,109	996	874
Services and tools	180	194	284
Depreciation and amortization	1,345	1,180	920
Share- based compensation	378	692	290
Other	262	227	119
	$8,285	$8,479	$7,859

b.	Research and development:

Labor	$8,394	$8,976	$8,809
Servers	205	285	295
Software	225	228	222
Depreciation and amortization	329	374	387
Share- based compensation	855	1,337	349
Other	267	307	155
	$10,275	$11,507	$10,217

c.	Selling and marketing:

Labor	$7,910	$7,569	$5,170
Marketing and Promotion (*)	351	320	2,621
Digital Advertising	1,525	1,990	2,276
Software tools	404	360	185
Depreciation and amortization	1,202	1,074	980
Share- based compensation	907	1,336	524
Trade shows	367	306	181
Web site	72	108	156
Other	1,142	1,321	656
	$13,880	$14,384	$12,749

(*)expense related to share issuance for the DACC (see Note 16c.1).

NOTE 20: - SELECTED STATEMENTS OF PROFIT OR LOSS DATA (Cont.)

d.	General and administrative:

	Year ended December 31,
	2024	2023	2022
Labor	$4,188	$4,974	$4,716
D&O insurance	1,067	1,623	95
Rent and related	693	681	682
Consulting	1,916	2,497	2,312
Office expenses	685	608	492
Software tools	651	665	494
Depreciation & Amortization	207	163	126
Goodwill impairment	3,000	—	—
Share- based compensation	1,485	2,061	743
Changes in the fair value of contingent consideration	—	(1,583)	(935)
Other	400	718	920
	$14,292	$12,407	$9,645